Rotable spare parts, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Rotable spare parts, furniture and equipment, net
Summary of rotable spare parts, furniture and equipment, net

	Gross value				Accumulated depreciation				Net carrying value
	At December 31, 2017		At December 31, 2016		At December 31, 2017		At December 31, 2016		At December 31, 2017		At December 31, 2016
Leasehold improvements to flight equipment	Ps.	2,382,687	Ps.	1,709,868	Ps.	(1,769,589)	Ps.	(1,386,844)	Ps.	613,098	Ps.	323,024
Pre-delivery payments	2,783,303		1,206,330		—		—		2,783,303		1,206,330
Aircraft parts and rotable spare parts	506,735		393,522		(181,091)		(137,712)		325,644		255,810
Aircraft spare engines	323,410		323,025		(18,132)		(1,337)		305,278		321,688
Construction and improvements in process	193,607		255,374		—		—		193,607		255,374
Standardization	192,808		176,975		(113,407)		(94,864)		79,401		82,111
Constructions and improvements	131,503		120,886		(106,335)		(85,873)		25,168		35,013
Computer equipment	30,113		24,172		(20,790)		(16,972)		9,323		7,200
Workshop tools	20,500		20,500		(18,229)		(15,915)		2,271		4,585
Electric power equipment	15,439		14,818		(9,185)		(7,890)		6,254		6,928
Communications equipment	11,229		9,261		(6,502)		(5,706)		4,727		3,555
Workshop machinery and equipment	8,405		7,240		(4,345)		(3,622)		4,060		3,618
Motorized transport equipment platform	5,587		5,703		(4,701)		(4,346)		886		1,357
Service carts on board	5,403		5,403		(5,021)		(4,645)		382		758
Office furniture and equipment	44,749		36,310		(22,454)		(18,653)		22,295		17,657

Total	Ps.	6,655,478	Ps.	4,309,387	Ps.	(2,279,781)	Ps.	(1,784,379)	Ps.	4,375,697	Ps.	2,525,008

*During the years ended December 31, 2017 and 2016,  the Company capitalized borrowing costs of Ps.193,389 and Ps.95,445, respectively.  The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of Ps.110,274 and Ps.84,936, respectively.

	Aircraft parts and rotable spare parts		Aircraft spare Engines		Constructions and improvements		Standardization		Computer equipment		Office furniture and equipment		Electric power equipment		Workshop Tools		Motorized transport equipment platform		Communications equipment		Workshop machinery and equipment		Service carts on board		Pre-delivery payments		Construction and improvements in process		Leasehold improvements to flight equipment		Total
Net book amount as of December 31, 2015	Ps.	179,947	Ps.	—	Ps.	18,202	Ps.	83,886	Ps.	4,195	Ps.	12,932	Ps.	9,033	Ps.	4,815	Ps.	1,326	Ps.	3,764	Ps.	4,179	Ps.	1,453	Ps.	1,583,835	Ps.	140,926	Ps.	501,157	Ps.	2,549,650

Additions	110,592		323,025		2,218		21,953		740		517		1,467		4,217		505		129		131		36		1,345,081		161,560		226,526		2,198,697
Disposals and transfers	(1,299)		—		—		—		—		(110)		(1,626)		—		(49)		—		—		—		(1,733,093)		(2,132)		—		(1,738,309)
Borrowing costs, net*	—		—		—		—		—		—		—		—		—		—		—		—		10,507		—		—		10,507
Other movements	—		—		32,441		—		4,814		7,877		—		25		46		493		—		—		—		(44,980)		—		716
Depreciation	(33,430)		(1,337)		(17,848)		(23,728)		(2,549)		(3,559)		(1,946)		(4,472)		(471)		(831)		(692)		(731)		—		—		(404,659)		(496,253)

As of December 31, 2016	255,810		321,688		35,013		82,111		7,200		17,657		6,928		4,585		1,357		3,555		3,618		758		1,206,330		255,374		323,024		2,525,008

Cost	393,522		323,025		120,886		176,975		24,172		36,310		14,818		20,500		5,703		9,261		7,240		5,403		1,206,330		255,374		1,709,868		4,309,387
Accumulated depreciation	(137,712)		(1,337)		(85,873)		(94,864)		(16,972)		(18,653)		(7,890)		(15,915)		(4,346)		(5,706)		(3,622)		(4,645)		—		—		(1,386,844)		(1,784,379)

Net book amount as of December 31, 2016	Ps.	255,810	Ps.	321,688	Ps.	35,013	Ps.	82,111	Ps.	7,200	Ps.	17,657	Ps.	6,928	Ps.	4,585	Ps.	1,357	Ps.	3,555	Ps.	3,618	Ps.	758	Ps.	1,206,330	Ps.	255,374	Ps.	323,024	Ps.	2,525,008
Additions	115,173		385		—		15,833		1,845		6,805		—		—		—		—		123		—		1,707,805		206,932		529,331		2,584,232
Disposals and transfers	(930)		—		—		—		—		(15)		—		—		—		—		—		—		(213,947)		(3,555)		(101,224)		(319,671)
Borrowing costs, net*	—		—		—		—		—		—		—		—		—		—		—		—		83,115		—		—		83,115
Other movements	—				10,371		—		4,087		1,649		620		—		—		1,968		1,041		—		—		(265,144)		244,712		(696)
Depreciation	(44,409)		(16,795)		(20,216)		(18,543)		(3,809)		(3,801)		(1,294)		(2,314)		(471)		(796)		(722)		(376)		—		—		(382,745)		(496,291)

As of December 31, 2017	325,644		305,278		25,168		79,401		9,323		22,295		6,254		2,271		886		4,727		4,060		382		2,783,303		193,607		613,098		4,375,697

Cost	506,735		323,410		131,503		192,808		30,113		44,749		15,439		20,500		5,587		11,229		8,405		5,403		2,783,303		193,607		2,382,687		6,655,478
Accumulated depreciation	(181,091)		(18,132)		(106,335)		(113,407)		(20,790)		(22,454)		(9,185)		(18,229)		(4,701)		(6,502)		(4,345)		(5,021)		—		—		(1,769,589)		(2,279,781)

Net book amount as of December 31, 2017	Ps.	325,644	Ps.	305,278	Ps.	25,168	Ps.	79,401	Ps.	9,323	Ps.	22,295	Ps.	6,254	Ps.	2,271	Ps.	886	Ps.	4,727	Ps.	4,060	Ps.	382	Ps.	2,783,303	Ps.	193,607	Ps.	613,098	Ps.	4,375,697